Financial Liabilities and Derivatives (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Mar. 26, 2022 USD ($) tranche facility $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Number of loan facilities | facility	2
Number of borrowing facility tranches | tranche	3
Transactions Fees		$ 750
Financial expenses		622	$ 23
Proceeds from current borrowings		100
Cash flows from (used in) maintaining operating capacity		650
Warrants exercise price | $ / shares	$ 5.5243
Fair value of warrants	$ 1,120	1,124
Class of warrant or right transaction fee expense recognized		333
Change in fair value of warrants		$ 4
Loan A1 Convertible Loan [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Maximum borrowing capacity	7,500
Loan A1 Term Loan [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Maximum borrowing capacity	22,500
Loan A2 Convertible Loan [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Maximum borrowing capacity	5,000
Loan A2 Term Loan [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Maximum borrowing capacity	15,000
Loan B Convertible Loan [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Maximum borrowing capacity	6,250
Loan B Term Loan [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Maximum borrowing capacity	18,750
Loan A1 [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Borrowing Facilities, Current Borrowing Capacity				$ 10,000
Loan A2 [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Borrowing Facilities, Current Borrowing Capacity				$ 2,500
The Loan [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Maximum borrowing capacity	$ 75,000
Warrant to purchase shares (in shares) | shares	324,190
Warrant to purchase shares, value of shares	$ 1,000
Warrant to purchase shares, maximum exercise term	7 years
The Loan , Convertible Loan [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Maximum borrowing capacity	$ 18,750
The Loan , Term Loan [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Maximum borrowing capacity	$ 56,250
Number of borrowing facility tranches | tranche	3
Maximum debt-to-market-cap ratio	25.00%
Borrowings, interest rate		8.95%
Loans draw down		$ 0
Borrowings		0
the Loan, Term Loan, Loan B [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Minimum equity, subordinated convertible debt or other non-dilutive funds to be raised	$ 80,000
Convertible Loans [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Borrowing Facilities, Current Borrowing Capacity		0
Financial expenses		223
Convertible loans at fair value		$ 0
Borrowings, interest rate		7.45%
Borrowings early repayment annual discount rate per annum		4.00%
Borrowings early repayment percentage of principal amount repaid		101.00%
Borrowings early repayment percentage of addiitonal payments on debt drawn		3.00%
Convertible Loans [Member] | Bottom of range [member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Borrowings, repayment period		12 months
Convertible Loans [Member] | Top of range [member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Borrowings, repayment period		37 months
Convertible Loans [Member] | Borrowings Extension Clause One [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Borrowings Extension Option Date		Dec. 31, 2025
Threshold minimum proceeds from issuance of equity or debt		$ 80,000
Convertible Loans [Member] | Borrowings Extension Clause Two [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Borrowings Extension Option Date		Jun. 30, 2026
Minimum Convertible Note [Member]
Disclosure Of Financial Liabilities And Derivatives [Line Items]
Number of shares issued in conversion (in shares) | shares		356,961
Conversion price per share (in USD per share) | $ / shares		$ 7.0036
Share premium percentage in determining share price		130.00%
Number of trading days		30 days